UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2013

1.799856.109

VIPEI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Gentex Corp.	518,084	$ 10,366,861
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (e)	149,403	7,228,117
Hotels, Restaurants & Leisure - 1.4%
CEC Entertainment, Inc.	198,799	6,510,667
Cedar Fair LP (depositary unit)	78,920	3,138,648
McDonald's Corp.	490,952	48,943,005
Texas Roadhouse, Inc. Class A	813,801	16,430,642
Yum! Brands, Inc.	123,100	8,855,814
		83,878,776
Leisure Equipment & Products - 0.2%
New Academy Holding Co. LLC unit (i)(j)	127,200	13,783,392
Media - 5.0%
Comcast Corp. Class A	4,431,552	186,169,500
DIRECTV (a)	110,600	6,261,066
Time Warner, Inc.	1,957,166	112,771,905
		305,202,471
Multiline Retail - 1.7%
Kohl's Corp.	268,200	12,372,066
Target Corp.	1,355,928	92,813,272
		105,185,338
Specialty Retail - 0.9%
Lowe's Companies, Inc.	933,043	35,380,991
Point, Inc.	77,930	3,841,240
Staples, Inc.	854,036	11,469,703
		50,691,934
TOTAL CONSUMER DISCRETIONARY		576,336,889
CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	171,681	17,000,353
Molson Coors Brewing Co. Class B	346,100	16,934,673
PepsiCo, Inc.	832,283	65,841,908
The Coca-Cola Co.	954,666	38,606,693
		138,383,627
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	209,600	11,525,904
Safeway, Inc. (e)	1,135,237	29,913,495
Sysco Corp.	321,000	11,289,570
Wal-Mart Stores, Inc.	389,578	29,152,122
Walgreen Co.	1,320,046	62,939,793
		144,820,884
Food Products - 0.9%
Kellogg Co.	873,657	56,289,721
Pinnacle Foods, Inc.	126,100	2,800,681
		59,090,402

	Shares	Value
Household Products - 2.8%
Procter & Gamble Co.	2,191,554	$ 168,881,151
Tobacco - 1.6%
Altria Group, Inc.	1,164,996	40,064,212
British American Tobacco PLC sponsored ADR	138,097	14,783,284
Lorillard, Inc.	667,473	26,932,536
Philip Morris International, Inc.	189,244	17,544,811
		99,324,843
TOTAL CONSUMER STAPLES		610,500,907
ENERGY - 11.3%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	152,400	9,144,000
Halliburton Co.	297,285	12,013,287
National Oilwell Varco, Inc.	157,156	11,118,787
Noble Corp.	582,702	22,230,081
Schlumberger Ltd.	176,002	13,180,790
Trinidad Drilling Ltd.	1,191,800	8,634,787
		76,321,732
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	390,272	30,113,388
BG Group PLC	160,400	2,751,596
Canadian Natural Resources Ltd.	801,500	25,697,549
Chevron Corp.	1,461,280	173,629,290
EV Energy Partners LP	332,951	18,169,136
Exxon Mobil Corp.	1,539,469	138,721,552
Holly Energy Partners LP	290,744	11,658,834
HollyFrontier Corp.	253,344	13,034,549
Legacy Reserves LP	289,401	7,984,574
Markwest Energy Partners LP	418,053	25,396,720
Occidental Petroleum Corp.	507,987	39,810,941
Penn West Petroleum Ltd. (e)	1,005,955	10,813,633
Pioneer Southwest Energy Partners LP	1,725	42,142
Royal Dutch Shell PLC Class A sponsored ADR	442,229	28,815,642
Southcross Energy Partners LP	136,450	2,763,113
Suncor Energy, Inc.	640,100	19,180,631
The Williams Companies, Inc.	1,439,181	53,911,720
Tsakos Energy Navigation Ltd.	800	3,480
Western Gas Equity Partners LP	43,077	1,474,095
Williams Partners LP	155,800	8,070,440
		612,043,025
TOTAL ENERGY		688,364,757
FINANCIALS - 19.4%
Capital Markets - 3.4%
Apollo Investment Corp.	1,222,441	10,219,607
Artisan Partners Asset Management, Inc.	133,504	5,266,733
Ashmore Group PLC	2,360,743	12,554,608
BlackRock, Inc. Class A	111,500	28,642,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,767,200	$ 31,261,768
Goldman Sachs Group, Inc.	30	4,415
KKR & Co. LP	2,246,857	43,409,277
Manning & Napier, Inc.	507,700	8,397,358
Morgan Stanley	1,215,393	26,714,338
The Blackstone Group LP	2,159,326	42,711,468
		209,181,692
Commercial Banks - 4.9%
Comerica, Inc.	331,820	11,928,929
Cullen/Frost Bankers, Inc.	234,034	14,634,146
M&T Bank Corp.	217,291	22,415,740
Standard Chartered PLC (United Kingdom)	888,470	22,997,007
SunTrust Banks, Inc.	611,480	17,616,739
U.S. Bancorp	1,417,438	48,093,671
Wells Fargo & Co.	4,267,886	157,869,103
		295,555,335
Diversified Financial Services - 4.5%
Citigroup, Inc.	176,500	7,808,360
esure Group PLC	1,874,500	8,544,627
JPMorgan Chase & Co.	4,526,131	214,810,167
KKR Financial Holdings LLC	3,564,160	39,455,251
		270,618,405
Insurance - 4.6%
ACE Ltd.	525,811	46,781,405
AFLAC, Inc.	401,700	20,896,434
Assured Guaranty Ltd.	521,360	10,745,230
Berkshire Hathaway, Inc. Class B (a)	153,675	16,012,935
Hanover Insurance Group, Inc.	240,728	11,959,367
MetLife, Inc.	2,768,607	105,262,438
MetLife, Inc. unit	336,315	16,590,419
Prudential Financial, Inc.	398,300	23,495,717
Validus Holdings Ltd.	745,935	27,875,591
		279,619,536
Real Estate Investment Trusts - 1.9%
American Capital Agency Corp.	531,149	17,411,064
Annaly Capital Management, Inc.	1,076,800	17,110,352
CommonWealth REIT	264,400	5,933,136
Coresite Realty Corp.	53,700	1,878,426
DCT Industrial Trust, Inc.	460,700	3,409,180
First Potomac Realty Trust	345,345	5,121,466
Home Properties, Inc.	153,694	9,747,273
Lexington Corporate Properties Trust	308,865	3,644,607
Rayonier, Inc.	392,592	23,425,965
Retail Properties America, Inc.	1,108,353	16,403,624
Silver Bay Realty Trust Corp.	23,749	491,604
Two Harbors Investment Corp.	486,403	6,133,542
Ventas, Inc.	104,790	7,670,628
		118,380,867

	Shares	Value
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (j)	257,800	$ 5,413,800
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	200	2,142
TOTAL FINANCIALS		1,178,771,777
HEALTH CARE - 12.5%
Biotechnology - 0.7%
Amgen, Inc.	282,800	28,989,828
PDL BioPharma, Inc. (e)	1,550,669	11,335,390
		40,325,218
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	84,892	6,166,555
Covidien PLC	298,200	20,229,888
St. Jude Medical, Inc.	282,100	11,408,124
		37,804,567
Health Care Providers & Services - 2.0%
Aetna, Inc.	510,900	26,117,208
McKesson Corp.	89,550	9,667,818
UnitedHealth Group, Inc.	598,523	34,241,501
WellPoint, Inc.	761,361	50,424,939
		120,451,466
Health Care Technology - 0.1%
Quality Systems, Inc.	290,146	5,303,869
Pharmaceuticals - 9.1%
AbbVie, Inc.	940,540	38,355,221
AstraZeneca PLC sponsored ADR	826,500	41,308,470
Eli Lilly & Co.	612,377	34,776,890
Johnson & Johnson	1,700,268	138,622,850
Merck & Co., Inc.	2,765,689	122,326,424
Pfizer, Inc.	3,560,241	102,748,555
Sanofi SA	339,564	34,503,862
Teva Pharmaceutical Industries Ltd. sponsored ADR	636,222	25,245,289
Warner Chilcott PLC	1,242,064	16,829,967
		554,717,528
TOTAL HEALTH CARE		758,602,648
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.4%
Raytheon Co.	470,921	27,685,446
United Technologies Corp.	625,776	58,466,252
		86,151,698
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	493,300	29,331,618
United Parcel Service, Inc. Class B	924,845	79,444,186
		108,775,804
Commercial Services & Supplies - 1.4%
Intrum Justitia AB	737,519	14,260,213
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pitney Bowes, Inc. (e)	597,700	$ 8,881,822
Republic Services, Inc.	1,778,526	58,691,358
		81,833,393
Electrical Equipment - 0.5%
Eaton Corp. PLC	131,400	8,048,250
Emerson Electric Co.	218,855	12,227,429
Hubbell, Inc. Class B	124,100	12,051,351
		32,327,030
Industrial Conglomerates - 2.2%
General Electric Co.	5,705,521	131,911,646
Machinery - 1.4%
Briggs & Stratton Corp.	694,899	17,233,495
Cummins, Inc.	99,595	11,534,097
Douglas Dynamics, Inc.	587,191	8,114,980
Harsco Corp.	260,106	6,442,826
Illinois Tool Works, Inc.	189,721	11,561,598
Stanley Black & Decker, Inc.	385,306	31,198,227
		86,085,223
Professional Services - 0.4%
Michael Page International PLC	2,755,399	17,659,463
Nielsen Holdings B.V.	106,839	3,826,973
		21,486,436
Road & Rail - 0.3%
Union Pacific Corp.	138,162	19,675,650
Trading Companies & Distributors - 0.3%
Watsco, Inc.	224,650	18,911,037
TOTAL INDUSTRIALS		587,157,917
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	5,545,995	115,966,755
Computers & Peripherals - 0.4%
Apple, Inc.	44,803	19,831,152
Lexmark International, Inc. Class A	171,730	4,533,672
		24,364,824
IT Services - 4.8%
Accenture PLC Class A	525,471	39,920,032
Cognizant Technology Solutions Corp. Class A (a)	451,374	34,579,762
Fidelity National Information Services, Inc.	145,397	5,760,629
IBM Corp.	358,641	76,498,125
Paychex, Inc.	3,621,687	127,012,563
The Western Union Co.	517,800	7,787,712
		291,558,823

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	2,477,478	$ 33,396,403
KLA-Tencor Corp.	227,491	11,997,875
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	14,687,463
		60,081,741
Software - 0.8%
CA Technologies, Inc.	401,419	10,103,716
Microsoft Corp.	1,409,200	40,317,212
		50,420,928
TOTAL INFORMATION TECHNOLOGY		542,393,071
MATERIALS - 0.4%
Chemicals - 0.2%
Axiall Corp.	162	10,070
Eastman Chemical Co.	144,016	10,062,398
Monsanto Co.	15,100	1,595,013
		11,667,481
Metals & Mining - 0.2%
Commercial Metals Co.	650,927	10,317,193
TOTAL MATERIALS		21,984,674
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,834,759	67,317,308
CenturyLink, Inc.	290,455	10,203,684
Verizon Communications, Inc.	2,157,308	106,031,688
		183,552,680
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC	18,076,746	51,252,884
TOTAL TELECOMMUNICATION SERVICES		234,805,564
UTILITIES - 3.2%
Electric Utilities - 2.4%
Duke Energy Corp.	185,278	13,449,330
Edison International	229,200	11,533,344
FirstEnergy Corp.	533,210	22,501,462
Hawaiian Electric Industries, Inc.	320,900	8,892,139
Northeast Utilities	356,400	15,489,144
PPL Corp.	1,539,547	48,203,217
Southern Co.	542,934	25,474,463
		145,543,099
Multi-Utilities - 0.8%
CMS Energy Corp.	9,100	254,254
GDF Suez	327,900	6,313,186
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	329,005	$ 14,650,593
Sempra Energy	360,400	28,810,376
		50,028,409
TOTAL UTILITIES		195,571,508
TOTAL COMMON STOCKS (Cost $4,365,788,696)		5,394,489,712
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	289,390	12,426,407
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	5,300	6,225,539
TOTAL CONSUMER DISCRETIONARY		18,651,946
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	76,900	3,425,126
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	11,583,000
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	114,100	7,102,725
TOTAL FINANCIALS		18,685,725
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	27,680	6,635,726
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	9,100	10,692,500
TOTAL HEALTH CARE		17,328,226
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	230,600	13,801,410
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.00% (a)	172,000	3,613,720
Cliffs Natural Resources, Inc. 7.00% (a)	252,100	4,653,766
		8,267,486

	Shares	Value
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	142,307	$ 7,761,424
Series E, 5.599%	152,100	8,209,293
PPL Corp. 8.75%	120,100	6,726,801
		22,697,518
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. $1.165 ZENS	65,800	3,043,250
TOTAL UTILITIES		25,740,768
TOTAL CONVERTIBLE PREFERRED STOCKS		105,900,687
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	46,518	9,242,510
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	20,572	20,211,990
TOTAL NONCONVERTIBLE PREFERRED STOCKS		29,454,500
TOTAL PREFERRED STOCKS (Cost $126,177,731)		135,355,187
Corporate Bonds - 3.8%
		Principal Amount (d)
Convertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	8,386,786
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15		$ 1,500,000	1,421,250
Amyris, Inc. 3% 2/27/17 (j)		1,383,000	974,586
Chesapeake Energy Corp. 2.5% 5/15/37		6,870,000	6,572,529
Cobalt International Energy, Inc. 2.625% 12/1/19		2,090,000	2,332,963
Massey Energy Co. 3.25% 8/1/15		8,710,000	8,383,375
Peabody Energy Corp. 4.75% 12/15/66		2,060,000	1,678,900
Ship Finance International Ltd. 3.25% 2/1/18		4,160,000	4,266,080
Western Refining, Inc. 5.75% 6/15/14		920,000	3,347,650
			28,977,333
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - 0.3%
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		$ 3,580,000	$ 4,772,588
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	10,294,478
Radian Group, Inc. 2.25% 3/1/19		3,020,000	3,645,744
			13,940,222
TOTAL FINANCIALS			18,712,810
HEALTH CARE - 0.5%
Biotechnology - 0.0%
InterMune, Inc. 2.5% 12/15/17		610,000	628,056
Theravance, Inc. 2.125% 1/15/23		1,890,000	2,071,913
			2,699,969
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		4,650,000	6,712,275
Health Care Providers & Services - 0.4%
Molina Healthcare, Inc. 1.125% 1/15/20 (f)		2,260,000	2,261,413
WellPoint, Inc. 2.75% 10/15/42 (f)		19,590,000	21,410,107
			23,671,520
TOTAL HEALTH CARE			33,083,764
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		11,710,000	15,091,848
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		4,330,000	8,126,869
4.25% 12/15/14		1,300,000	2,506,563
			10,633,432
TOTAL INDUSTRIALS			25,725,280
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16		8,380,000	9,375,125
Computers & Peripherals - 0.3%
EMC Corp. 1.75% 12/1/13		2,590,000	3,865,316
SanDisk Corp. 1.5% 8/15/17		9,260,000	11,933,825
			15,799,141
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37		4,410,000	6,535,069

		Principal Amount (d)	Value
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14		$ 3,460,000	$ 3,935,750
Semiconductors & Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17		10,740,000	8,209,388
Intel Corp. 3.25% 8/1/39		8,210,000	9,862,673
Microchip Technology, Inc. 2.125% 12/15/37		2,520,000	3,581,676
Micron Technology, Inc.:
1.625% 2/15/33 (f)		500,000	571,875
2.125% 2/15/33 (f)		500,000	566,875
3.125% 5/1/32 (f)		8,550,000	10,666,125
Novellus Systems, Inc. 2.625% 5/15/41		2,860,000	3,891,388
			37,350,000
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31		18,770,000	19,391,756
Symantec Corp. 1% 6/15/13		880,000	1,135,024
			20,526,780
TOTAL INFORMATION TECHNOLOGY			93,521,865
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 1.25% 7/15/14		3,110,000	3,485,144
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)		9,010,000	9,989,838
TOTAL CONVERTIBLE BONDS			221,882,820
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.1%
GMAC LLC 8% 11/1/31		1,680,000	2,125,200
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (g)(h)		7,850,000	6,603,813
TOTAL FINANCIALS			8,729,013
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		$ 1,230,000	$ 1,326,863
TOTAL NONCONVERTIBLE BONDS			10,055,876
TOTAL CORPORATE BONDS (Cost $210,763,226)			231,938,696
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	270,583,283	270,583,283
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	69,537,749	69,537,749
TOTAL MONEY MARKET FUNDS (Cost $340,121,032)		340,121,032
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,720,000)	$ 2,720,034	2,720,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,045,570,685)		6,104,624,627
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(27,004,912)
NET ASSETS - 100%		$ 6,077,619,715
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,686,350 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,171,778 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,383,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,720,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 2,720,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,711
Fidelity Securities Lending Cash Central Fund	571,802
Total	$ 648,513
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 604,231,345	$ 584,222,414	$ 6,225,539	$ 13,783,392
Consumer Staples	610,500,907	610,500,907	-	-
Energy	691,789,883	691,789,883	-	-
Financials	1,217,669,492	1,168,350,558	43,905,134	5,413,800
Health Care	775,930,874	765,238,374	10,692,500	-
Industrials	600,959,327	600,959,327	-	-
Information Technology	542,393,071	542,393,071	-	-
Materials	30,252,160	21,984,674	8,267,486	-
Telecommunication Services	234,805,564	234,805,564	-	-
Utilities	221,312,276	195,571,508	25,740,768	-
Corporate Bonds	231,938,696	-	231,938,696	-
Money Market Funds	340,121,032	340,121,032	-	-
Cash Equivalents	2,720,000	-	2,720,000	-
Total Investments in Securities:	$ 6,104,624,627	$ 5,755,937,312	$ 329,490,123	$ 19,197,192

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of the listing:

Transfers	Total
Level 1 to Level 2	$ 7,582,185
Level 2 to Level 1	$ 176,440,761
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $5,050,273,556. Net unrealized appreciation aggregated $1,054,351,071, of which $1,305,858,798 related to appreciated investment securities and $251,507,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2013

1.799861.109

VIPGRWT-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Automobiles - 2.9%
Harley-Davidson, Inc.	1,751,475	$ 93,353,618
Tesla Motors, Inc. (a)	521,977	19,777,709
		113,131,327
Diversified Consumer Services - 1.5%
Anhanguera Educacional Participacoes SA	1,334,900	21,581,682
H&R Block, Inc.	387,150	11,389,953
Kroton Educacional SA	2,100,600	26,902,649
		59,874,284
Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill, Inc. (a)	105,801	34,477,372
Dunkin' Brands Group, Inc.	500,595	18,461,944
Panera Bread Co. Class A (a)	131,159	21,672,713
Starbucks Corp.	966,873	55,073,086
Texas Roadhouse, Inc. Class A	361,962	7,308,013
Yum! Brands, Inc.	301,038	21,656,674
		158,649,802
Household Durables - 1.0%
D.R. Horton, Inc.	348,116	8,459,219
Ethan Allen Interiors, Inc. (d)	140,296	4,618,544
Mohawk Industries, Inc. (a)	199,661	22,585,652
Toll Brothers, Inc. (a)	111,700	3,824,608
		39,488,023
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	141,493	37,706,470
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	852,029	33,757,389
Discovery Communications, Inc. Class C (non-vtg.) (a)	409,469	28,474,474
Lions Gate Entertainment Corp. (a)	768,332	18,263,252
		80,495,115
Multiline Retail - 0.7%
Dollarama, Inc.	448,540	28,801,756
Specialty Retail - 5.1%
GNC Holdings, Inc.	1,445,525	56,780,222
Home Depot, Inc.	1,606,638	112,111,200
TJX Companies, Inc.	322,100	15,058,175
Vitamin Shoppe, Inc. (a)	330,294	16,134,862
		200,084,459
Textiles, Apparel & Luxury Goods - 0.8%
ECLAT Textile Co. Ltd.	950,000	4,118,405
lululemon athletica, Inc. (a)	131,100	8,174,085
NIKE, Inc. Class B	347,170	20,486,502
		32,778,992
TOTAL CONSUMER DISCRETIONARY		751,010,228

	Shares	Value
CONSUMER STAPLES - 10.5%
Beverages - 2.0%
SABMiller PLC	552,000	$ 29,053,829
The Coca-Cola Co.	1,259,352	50,928,195
		79,982,024
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	211,800	22,474,098
Whole Foods Market, Inc.	283,744	24,614,792
		47,088,890
Food Products - 4.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,345,037	76,344,300
Mead Johnson Nutrition Co. Class A	589,873	45,685,664
The Hershey Co.	594,873	52,069,234
		174,099,198
Household Products - 0.3%
Colgate-Palmolive Co.	83,151	9,814,313
Personal Products - 0.7%
Herbalife Ltd.	782,158	29,291,817
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	202,000	21,624,100
Philip Morris International, Inc.	569,491	52,797,511
		74,421,611
TOTAL CONSUMER STAPLES		414,697,853
ENERGY - 5.9%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	577,308	37,640,482
Dril-Quip, Inc. (a)	117,354	10,229,748
Oceaneering International, Inc.	478,274	31,762,176
		79,632,406
Oil, Gas & Consumable Fuels - 3.9%
Bonanza Creek Energy, Inc. (a)	334,876	12,949,655
Cobalt International Energy, Inc. (a)	367,000	10,349,400
Concho Resources, Inc. (a)	263,892	25,710,998
Kosmos Energy Ltd. (a)	1,564,083	17,674,138
Markwest Energy Partners LP	239,200	14,531,400
Noble Energy, Inc.	95,400	11,033,964
Phillips 66	544,846	38,122,875
Pioneer Natural Resources Co.	172,998	21,495,002
		151,867,432
TOTAL ENERGY		231,499,838
FINANCIALS - 3.9%
Capital Markets - 1.0%
Apollo Global Management LLC Class A	267,244	5,783,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	62,100	$ 15,952,248
Invesco Ltd.	654,451	18,952,901
		40,688,309
Commercial Banks - 0.3%
First Republic Bank	172,800	6,673,536
HDFC Bank Ltd. sponsored ADR	101,100	3,783,162
		10,456,698
Consumer Finance - 0.4%
Mahindra & Mahindra Financial Services Ltd.	1,532,030	5,488,625
Shriram Transport Finance Co. Ltd.	661,576	8,440,776
		13,929,401
Insurance - 0.2%
Berkshire Hathaway, Inc. Class B (a)	93,100	9,701,020
Real Estate Investment Trusts - 1.0%
American Tower Corp.	504,955	38,841,139
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	989,842	24,993,511
Realogy Holdings Corp.	290,501	14,188,069
		39,181,580
TOTAL FINANCIALS		152,798,147
HEALTH CARE - 15.1%
Biotechnology - 7.8%
Acorda Therapeutics, Inc. (a)	136,176	4,361,717
Amgen, Inc.	513,459	52,634,682
Biogen Idec, Inc. (a)	336,222	64,860,586
BioMarin Pharmaceutical, Inc. (a)	681,905	42,455,405
Biovitrum AB (a)	1,546,648	9,944,610
Cytokinetics, Inc.	1,808,300	2,061,462
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	192,641
Gilead Sciences, Inc. (a)	1,666,224	81,528,340
Onyx Pharmaceuticals, Inc. (a)	229,545	20,397,369
Regeneron Pharmaceuticals, Inc. (a)	75,341	13,290,152
Thrombogenics NV (a)(d)	161,532	7,783,378
Vertex Pharmaceuticals, Inc. (a)	171,471	9,427,476
		308,937,818
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	186,100	20,076,468
Health Care Providers & Services - 3.8%
Apollo Hospitals Enterprise Ltd.	472,341	7,279,935
Express Scripts Holding Co. (a)	2,271,169	130,932,893
Qualicorp SA (a)	970,500	9,749,425
		147,962,253
Health Care Technology - 0.5%
Cerner Corp. (a)	229,100	21,707,225
Pharmaceuticals - 2.5%
Endo Health Solutions, Inc. (a)	191,400	5,887,464

	Shares	Value
Novo Nordisk A/S Series B (d)	132,840	$ 21,582,731
Pacira Pharmaceuticals, Inc. (a)	323,466	9,335,229
Valeant Pharmaceuticals International, Inc. (Canada) (a)	802,019	60,207,677
		97,013,101
TOTAL HEALTH CARE		595,696,865
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.5%
Textron, Inc.	469,425	13,993,559
TransDigm Group, Inc.	193,916	29,653,635
United Technologies Corp.	574,228	53,650,122
		97,297,316
Building Products - 0.2%
USG Corp. (a)(d)	375,197	9,920,209
Construction & Engineering - 0.3%
EMCOR Group, Inc.	249,770	10,587,750
Electrical Equipment - 2.8%
AMETEK, Inc.	432,600	18,757,536
Hubbell, Inc. Class B	265,541	25,786,687
Regal-Beloit Corp.	235,744	19,227,281
Roper Industries, Inc.	376,717	47,959,841
		111,731,345
Industrial Conglomerates - 1.1%
Danaher Corp.	677,924	42,132,977
Machinery - 0.6%
American Railcar Industries, Inc.	95,300	4,454,322
Graco, Inc.	51,062	2,963,128
Manitowoc Co., Inc.	758,584	15,596,487
		23,013,937
Professional Services - 1.1%
Equifax, Inc.	347,229	19,996,918
Verisk Analytics, Inc. (a)	409,904	25,262,384
		45,259,302
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	420,800	16,268,128
TOTAL INDUSTRIALS		356,210,964
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.5%
QUALCOMM, Inc.	850,895	56,967,420
Computers & Peripherals - 9.9%
Apple, Inc.	728,806	322,591,393
SanDisk Corp. (a)	1,263,111	69,471,105
		392,062,498
Internet Software & Services - 7.2%
Blucora, Inc. (a)	776,066	12,013,502
CoStar Group, Inc. (a)	77,524	8,485,777
E2open, Inc.	65,817	1,312,391
eBay, Inc. (a)	678,494	36,787,945
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A	3,066,607	$ 78,443,807
Google, Inc. Class A (a)	121,940	96,824,018
LinkedIn Corp. (a)	49,029	8,632,046
Marin Software, Inc.	187,103	3,074,102
MercadoLibre, Inc. (d)	133,752	12,915,093
SciQuest, Inc. (a)	205,124	4,931,181
SPS Commerce, Inc. (a)	389,015	16,599,270
Yahoo!, Inc. (a)	204,600	4,814,238
		284,833,370
IT Services - 2.6%
FleetCor Technologies, Inc. (a)	242,400	18,584,808
Visa, Inc. Class A	498,145	84,604,947
		103,189,755
Semiconductors & Semiconductor Equipment - 2.5%
Avago Technologies Ltd.	176,186	6,328,601
Broadcom Corp. Class A	2,663,268	92,335,502
		98,664,103
Software - 4.9%
ANSYS, Inc. (a)	115,648	9,416,060
Citrix Systems, Inc. (a)	625,465	45,133,554
Computer Modelling Group Ltd.	545,300	11,320,940
FleetMatics Group PLC	284,900	6,908,825
salesforce.com, Inc. (a)	358,882	64,178,868
SolarWinds, Inc. (a)	622,104	36,766,346
VMware, Inc. Class A (a)	200,680	15,829,638
Workday, Inc. Class A	62,800	3,870,364
		193,424,595
TOTAL INFORMATION TECHNOLOGY		1,129,141,741
MATERIALS - 5.7%
Chemicals - 4.0%
FMC Corp.	571,854	32,612,834
LyondellBasell Industries NV Class A	195,527	12,374,904
Monsanto Co.	785,461	82,968,245
Sherwin-Williams Co.	179,400	30,298,866
		158,254,849
Construction Materials - 1.0%
James Hardie Industries PLC sponsored ADR	282,800	14,742,364
Vulcan Materials Co.	471,146	24,358,248
		39,100,612

	Shares	Value
Paper & Forest Products - 0.7%
Canfor Corp. (a)	500,100	$ 10,466,236
Norbord, Inc. (a)	496,800	16,911,300
		27,377,536
TOTAL MATERIALS		224,732,997
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	395,500	28,483,910
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	520,169	46,430,285
TOTAL COMMON STOCKS (Cost $2,922,291,658)		3,930,702,828
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.15% (b)	3,781,440	3,781,440
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	70,405,454	70,405,454
TOTAL MONEY MARKET FUNDS (Cost $74,186,894)		74,186,894
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,190,000)	$ 1,190,015	1,190,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,997,668,552)		4,006,079,722
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(60,988,382)
NET ASSETS - 100%		$ 3,945,091,340
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,190,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,190,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,458
Fidelity Securities Lending Cash Central Fund	91,025
Total	$ 119,483
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 751,010,228	$ 751,010,228	$ -	$ -
Consumer Staples	414,697,853	414,697,853	-	-
Energy	231,499,838	231,499,838	-	-
Financials	152,798,147	152,798,147	-	-
Health Care	595,696,865	595,504,224	192,641	-
Industrials	356,210,964	356,210,964	-	-
Information Technology	1,129,141,741	1,129,141,741	-	-
Materials	224,732,997	224,732,997	-	-
Telecommunication Services	28,483,910	28,483,910	-	-
Utilities	46,430,285	46,430,285	-	-
Money Market Funds	74,186,894	74,186,894	-	-
Cash Equivalents	1,190,000	-	1,190,000	-
Total Investments in Securities:	$ 4,006,079,722	$ 4,004,697,081	$ 1,382,641	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 148,983,535
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $3,005,662,679. Net unrealized appreciation aggregated $1,000,417,043, of which $1,030,740,217 related to appreciated investment securities and $30,323,174 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2013

1.799878.109

VIPHI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.2%
	Principal Amount	Value
Aerospace - 0.7%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 495,000	$ 503,044
GenCorp, Inc. 7.125% 3/15/21 (d)	895,000	944,225
TransDigm, Inc. 5.5% 10/15/20 (d)	5,985,000	6,239,363
Triumph Group, Inc. 4.875% 4/1/21 (d)	2,210,000	2,232,100
		9,918,732
Air Transportation - 1.9%
Air Canada 12% 2/1/16 (d)	3,970,000	4,342,188
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,066,273	3,464,888
5.5% 4/29/22	3,015,000	3,150,675
6.125% 4/29/18 (d)	520,000	522,600
6.75% 9/15/15 (d)	4,090,000	4,284,275
9.25% 5/10/17	779,489	873,028
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	2,069,363
6.75% 11/23/15	1,985,000	2,089,213
8.021% 8/10/22	1,605,569	1,768,213
8.954% 8/10/14	1,346,496	1,410,454
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	608,283	643,442
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,472,046	2,484,407
9.75% 1/15/17	1,815,340	2,110,696
12% 1/15/16 (d)	538,969	598,256
		29,811,698
Automotive - 4.3%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	4,620,000	4,723,950
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	5,770,000	6,325,363
8.25% 6/15/21	5,945,000	6,598,950
Continental Rubber of America Corp. 4.5% 9/15/19 (d)	2,380,000	2,439,500
Dana Holding Corp.:
6.5% 2/15/19	1,505,000	1,614,113
6.75% 2/15/21	1,710,000	1,872,450
Delphi Corp. 6.125% 5/15/21	1,475,000	1,622,500
Ford Motor Co. 7.45% 7/16/31	2,990,000	3,781,501
Ford Motor Credit Co. LLC:
4.25% 2/3/17	3,465,000	3,708,181
5% 5/15/18	7,600,000	8,370,716
5.875% 8/2/21	3,025,000	3,460,391
6.625% 8/15/17	1,620,000	1,889,275

	Principal Amount	Value
8% 12/15/16	$ 4,870,000	$ 5,838,585
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)	3,370,000	3,504,800
6.75% 6/1/18	3,685,000	4,173,263
Tenneco, Inc. 6.875% 12/15/20	1,930,000	2,120,588
TRW Automotive, Inc. 4.5% 3/1/21 (d)	3,825,000	3,891,938
		65,936,064
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
3.125% 1/15/16	4,460,000	4,504,600
4.625% 6/26/15	3,040,000	3,180,734
8% 3/15/20	1,475,000	1,829,000
GMAC LLC 8% 11/1/31	2,475,000	3,130,875
		12,645,209
Broadcasting - 1.0%
AMC Networks, Inc. 4.75% 12/15/22	4,335,000	4,313,325
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)	3,275,000	3,373,250
Univision Communications, Inc.:
6.875% 5/15/19 (d)	4,470,000	4,782,900
8.5% 5/15/21 (d)	1,600,000	1,720,000
UPC Holding BV 9.875% 4/15/18 (d)	1,630,000	1,819,488
		16,008,963
Building Materials - 2.1%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	4,020,400
6.875% 8/15/18 (d)	4,490,000	4,815,525
HD Supply, Inc.:
7.5% 7/15/20 (d)	4,490,000	4,720,337
8.125% 4/15/19	3,615,000	4,084,950
10.5% 1/15/21	3,435,000	3,559,691
Headwaters, Inc. 7.625% 4/1/19	2,525,000	2,701,750
Masco Corp. 5.95% 3/15/22	1,815,000	2,041,572
Texas Industries, Inc. 9.25% 8/15/20	3,935,000	4,298,988
USG Corp. 7.875% 3/30/20 (d)	970,000	1,103,375
		31,346,588
Cable TV - 5.1%
Cablevision Systems Corp.:
5.875% 9/15/22	4,415,000	4,370,850
7.75% 4/15/18	740,000	829,725
8.625% 9/15/17	1,000,000	1,162,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,980,000	1,920,600
5.25% 3/15/21 (d)	1,740,000	1,729,125
5.25% 9/30/22	5,635,000	5,536,388
5.75% 9/1/23 (d)	1,195,000	1,197,988
6.5% 4/30/21	13,060,000	13,810,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
6.625% 1/31/22	$ 3,080,000	$ 3,295,600
7% 1/15/19	9,810,000	10,545,750
7.25% 10/30/17	7,685,000	8,280,588
7.875% 4/30/18	985,000	1,047,794
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,522,313
CSC Holdings LLC:
6.75% 11/15/21	510,000	571,838
8.625% 2/15/19	2,755,000	3,306,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	530,000	588,300
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,655,000	1,704,650
7.5% 3/15/19 (d)	950,000	1,039,063
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,916,773
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,613,350
Virgin Media Finance PLC 4.875% 2/15/22	1,650,000	1,664,520
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	4,820,000	5,024,850
		77,679,515
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,890,000	3,106,750
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,002,350
		7,109,100
Chemicals - 2.5%
Ashland, Inc.:
3% 3/15/16 (d)	1,170,000	1,187,550
3.875% 4/15/18 (d)	1,110,000	1,123,875
Axiall Corp. 4.875% 5/15/23 (d)	1,695,000	1,728,900
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,605,000	1,605,000
6.625% 10/15/18	1,030,000	1,112,400
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	810,000	826,200
Hexion US Finance Corp. 6.625% 4/15/20 (d)	3,540,000	3,553,452
INEOS Finance PLC 8.375% 2/15/19 (d)	5,495,000	6,078,844
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,575,000	2,864,688
LyondellBasell Industries NV:
5% 4/15/19	3,195,000	3,610,350

	Principal Amount	Value
6% 11/15/21	$ 1,005,000	$ 1,190,925
PolyOne Corp. 5.25% 3/15/23 (d)	2,850,000	2,878,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,020,000	4,110,450
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	3,600,000	3,564,000
Tronox Finance LLC 6.375% 8/15/20 (d)	2,415,000	2,342,550
		37,777,684
Containers - 2.9%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,549,425
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7% 11/15/20 (d)	905,000	929,888
7.375% 10/15/17 (d)	335,000	365,988
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	4,000,000	3,870,000
Graphic Packaging International, Inc. 4.75% 4/15/21	475,000	482,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,455,000	8,645,238
7.875% 8/15/19	6,625,000	7,304,063
8.5% 5/15/18 (c)	6,290,000	6,612,363
9.875% 8/15/19	5,310,000	5,821,088
Sealed Air Corp.:
6.5% 12/1/20 (d)	1,315,000	1,439,925
8.125% 9/15/19 (d)	4,270,000	4,825,100
8.375% 9/15/21 (d)	2,695,000	3,085,775
		44,930,978
Diversified Financial Services - 6.7%
Aircastle Ltd.:
6.25% 12/1/19	1,740,000	1,900,950
6.75% 4/15/17	2,030,000	2,233,000
9.75% 8/1/18	3,730,000	4,261,525
CIT Group, Inc.:
4.25% 8/15/17	3,180,000	3,323,100
5% 5/15/17	3,230,000	3,464,175
5% 8/15/22	2,530,000	2,701,504
5.25% 3/15/18	4,935,000	5,329,800
5.375% 5/15/20	4,035,000	4,428,413
5.5% 2/15/19 (d)	5,555,000	6,096,613
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,595,000	6,867,044
8% 1/15/18	12,950,000	13,856,500
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	1,275,000	1,201,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
4.625% 4/15/21	$ 2,020,000	$ 2,014,950
4.875% 4/1/15	3,400,000	3,565,750
5.65% 6/1/14	1,315,000	1,372,531
5.75% 5/15/16	8,055,000	8,699,400
5.875% 4/1/19	5,485,000	5,924,650
5.875% 8/15/22	3,480,000	3,750,786
6.25% 5/15/19	2,245,000	2,458,275
8.625% 9/15/15	6,070,000	6,904,625
8.625% 1/15/22	3,855,000	4,905,488
8.75% 3/15/17	2,110,000	2,484,525
8.875% 9/1/17	3,235,000	3,890,088
Lynx I Corp. 5.375% 4/15/21 (d)	970,000	1,011,225
Lynx II Corp. 6.375% 4/15/23 (d)	550,000	574,750
		103,221,355
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	2,715,000	2,830,388
6.5% 11/15/22 (d)	4,990,000	5,264,450
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,075,000	4,136,125
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	2,135,000	2,132,331
7.75% 10/15/18	3,900,000	4,329,000
Quebecor Media, Inc.:
5.75% 1/15/23 (d)	2,360,000	2,401,300
7.75% 3/15/16	2,612,000	2,657,710
7.75% 3/15/16	1,060,000	1,078,550
		24,829,854
Electric Utilities - 7.1%
Atlantic Power Corp. 9% 11/15/18	6,740,000	7,043,300
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16	7,095,000	7,485,225
7.25% 10/15/21	935,000	991,100
GenOn Energy, Inc.:
9.5% 10/15/18	4,055,000	4,774,763
9.875% 10/15/20	1,465,000	1,677,425
InterGen NV 9% 6/30/17 (d)	8,010,000	7,869,825
IPALCO Enterprises, Inc. 5% 5/1/18	1,435,000	1,549,800
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	8,670,638
9.125% 5/1/31	15,020,000	16,784,850
NRG Energy, Inc. 6.625% 3/15/23 (d)	4,655,000	4,922,663
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	10,358,250
NV Energy, Inc. 6.25% 11/15/20	4,295,000	5,187,316

	Principal Amount	Value
Otter Tail Corp. 9% 12/15/16	$ 2,460,000	$ 2,853,600
Puget Energy, Inc.:
5.625% 7/15/22	1,045,000	1,151,094
6.5% 12/15/20	3,975,000	4,619,411
RRI Energy, Inc. 7.625% 6/15/14	3,865,000	4,116,225
The AES Corp.:
7.375% 7/1/21	9,660,000	11,205,600
7.75% 10/15/15	1,590,000	1,780,800
8% 10/15/17	1,515,000	1,772,550
9.75% 4/15/16	3,010,000	3,589,425
		108,403,860
Energy - 10.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,110,000	2,078,350
Antero Resources Finance Corp.:
6% 12/1/20 (d)	6,300,000	6,552,000
7.25% 8/1/19	1,845,000	2,001,825
9.375% 12/1/17	4,215,000	4,573,275
Chesapeake Energy Corp.:
3.25% 3/15/16 (f)	3,540,000	3,579,825
5.375% 6/15/21 (f)	2,580,000	2,589,675
5.75% 3/15/23 (f)	1,675,000	1,698,031
6.125% 2/15/21	9,950,000	10,584,313
6.875% 11/15/20	1,250,000	1,362,500
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	651,900
6.125% 7/15/22	1,745,000	1,871,513
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,680,000	1,730,400
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	2,315,000	2,413,388
Denbury Resources, Inc.:
4.625% 7/15/23	6,660,000	6,426,900
6.375% 8/15/21	2,550,000	2,773,125
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,376,825
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,525,000	2,777,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,655,000	1,808,088
9.375% 5/1/20	4,725,000	5,445,563
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,812,000	2,980,720
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	8,385,213
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	4,315,000	4,304,213
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,539,600
Forest Oil Corp. 7.5% 9/15/20 (d)	4,155,000	4,383,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Frontier Oil Corp. 6.875% 11/15/18	$ 790,000	$ 855,175
Hornbeck Offshore Services, Inc. 5% 3/1/21 (d)	2,465,000	2,446,513
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	6,445,000	7,132,147
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	2,500,000	2,556,250
6.5% 5/15/19	4,395,000	4,581,788
7.75% 2/1/21	2,390,000	2,563,275
8.625% 4/15/20	3,055,000	3,368,138
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	3,165,000	3,354,900
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	1,890,000	1,927,800
7.5% 11/1/19 (d)	3,080,000	3,272,500
Oil States International, Inc. 6.5% 6/1/19	4,695,000	5,023,650
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	3,210,000	3,531,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,531,375
Precision Drilling Corp.:
6.5% 12/15/21	290,000	309,575
6.625% 11/15/20	2,505,000	2,667,825
Samson Investment Co. 9.75% 2/15/20 (d)	7,595,000	8,069,688
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	2,664,000	2,890,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)	5,051,000	5,253,040
6.375% 8/1/22	800,000	874,000
6.875% 2/1/21	2,840,000	3,109,800
7.875% 10/15/18	2,660,000	2,912,700
Tesoro Corp. 4.25% 10/1/17	920,000	961,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	315,000	330,750
Western Refining, Inc. 6.25% 4/1/21 (d)	695,000	710,638
		161,122,634
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	2,720,000	2,927,400
Clean Harbors, Inc.:
5.125% 6/1/21 (d)	910,000	931,613
5.25% 8/1/20	1,000,000	1,032,500
Covanta Holding Corp. 7.25% 12/1/20	6,860,000	7,556,002

	Principal Amount	Value
Tervita Corp.:
8% 11/15/18 (d)	$ 1,295,000	$ 1,338,706
9.75% 11/1/19 (d)	2,985,000	2,925,300
		16,711,521
Food & Drug Retail - 2.9%
ESAL GmbH 6.25% 2/5/23 (d)	2,330,000	2,330,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,690,000	3,694,613
Rite Aid Corp.:
9.25% 3/15/20	20,635,000	23,291,712
9.5% 6/15/17	14,440,000	15,143,950
		44,460,275
Food/Beverage/Tobacco - 0.8%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	7,945,000	8,679,913
Post Holdings, Inc. 7.375% 2/15/22	3,495,000	3,822,656
		12,502,569
Gaming - 3.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	6,135,000	6,687,150
MCE Finance Ltd. 5% 2/15/21 (d)	4,085,000	4,105,425
MGM Mirage, Inc.:
6.625% 12/15/21	2,985,000	3,130,519
6.75% 10/1/20 (d)	4,415,000	4,690,938
7.5% 6/1/16	2,600,000	2,879,500
7.625% 1/15/17	10,930,000	12,132,300
8.625% 2/1/19	2,760,000	3,201,600
10% 11/1/16	3,185,000	3,806,075
11.375% 3/1/18	2,360,000	2,997,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,995,000	3,133,519
7.75% 8/15/20	1,535,000	1,719,200
		48,483,426
Healthcare - 3.9%
DaVita, Inc. 5.75% 8/15/22	6,340,000	6,585,675
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,377,000
8.75% 3/15/18	165,000	183,150
9.875% 4/15/18	705,000	770,213
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,597,250
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	4,660,000	5,114,350
HealthSouth Corp. 7.25% 10/1/18	4,008,000	4,308,600
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	2,275,000	1,956,500
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,835,038
Omega Healthcare Investors, Inc. 6.75% 10/15/22	4,540,000	5,005,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	$ 6,590,000	$ 7,158,388
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)	2,280,000	2,403,975
6.5% 7/15/16 (d)	5,325,000	5,557,969
6.875% 12/1/18 (d)	4,655,000	5,001,216
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	2,215,000	2,353,438
VPI Escrow Corp. 6.375% 10/15/20 (d)	3,425,000	3,621,938
		59,830,050
Homebuilders/Real Estate - 3.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23	2,365,000	2,391,725
6.625% 10/15/20	2,370,000	2,565,525
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,636,544
4.375% 9/15/22	1,675,000	1,645,688
4.75% 5/15/17	1,315,000	1,395,544
4.75% 2/15/23	1,200,000	1,201,500
Lennar Corp.:
4.125% 12/1/18 (d)	3,605,000	3,595,988
4.75% 12/15/17	5,000,000	5,237,500
4.75% 11/15/22 (d)	2,990,000	2,930,200
6.95% 6/1/18	2,515,000	2,829,375
12.25% 6/1/17	1,600,000	2,124,000
Standard Pacific Corp.:
8.375% 5/15/18	11,850,000	13,953,375
8.375% 1/15/21	4,240,000	5,013,800
10.75% 9/15/16	2,405,000	2,982,200
		51,502,964
Insurance - 0.2%
Onex USI Aquisition Corp. 7.75% 1/15/21 (d)	2,995,000	3,002,488
Leisure - 1.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	2,230,000	2,218,850
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,429,600
NCL Corp. Ltd. 5% 2/15/18 (d)	3,445,000	3,509,594
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,560,000	3,626,928
7.25% 3/15/18	1,815,000	2,078,175
7.5% 10/15/27	595,000	675,325
yankee 7.25% 6/15/16	2,445,000	2,765,906
		19,304,378

	Principal Amount	Value
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 2,805,000	$ 2,573,588
6.25% 6/1/21	2,275,000	2,036,125
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	2,645,000	2,730,963
CONSOL Energy, Inc. 8% 4/1/17	4,330,000	4,676,400
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,243,281
7% 11/1/15 (d)	13,735,000	14,387,413
Peabody Energy Corp. 6.25% 11/15/21	2,270,000	2,360,800
Walter Energy, Inc. 8.5% 4/15/21 (d)	1,015,000	1,032,763
		33,041,333
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	3,205,000	3,541,525
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,510,000	1,494,900
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,700,775
Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19 (d)	6,905,000	6,835,950
8.75% 12/1/20 (d)	3,755,000	3,806,819
ARAMARK Corp. 5.75% 3/15/20 (d)	1,700,000	1,742,500
FTI Consulting, Inc.:
6% 11/15/22 (d)	1,860,000	1,966,950
6.75% 10/1/20	3,100,000	3,355,750
Hertz Corp.:
4.25% 4/1/18 (d)	3,145,000	3,192,175
6.75% 4/15/19	5,510,000	6,012,788
7.5% 10/15/18	7,205,000	7,943,513
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	4,340,000	4,632,950
		39,489,395
Shipping - 0.3%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	4,410,000	4,503,933
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	420,000	452,550
		4,956,483
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 1.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	$ 3,970,000	$ 4,208,200
Severstal Columbus LLC 10.25% 2/15/18	8,610,000	9,341,850
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	720,000	728,136
6.125% 8/15/19 (d)	5,905,000	6,392,163
7.625% 3/15/20	3,930,000	4,362,300
		25,032,649
Super Retail - 1.7%
Claire's Stores, Inc. 9% 3/15/19 (d)	3,535,000	3,994,550
J. Crew Group, Inc. 8.125% 3/1/19	7,715,000	8,293,625
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	2,615,000	2,719,600
Netflix, Inc. 5.375% 2/1/21 (d)	2,410,000	2,397,950
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	7,585,000	8,362,463
		25,768,188
Technology - 3.9%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,190,000	2,118,825
Ceridian Corp. 11.25% 11/15/15	4,475,000	4,620,438
First Data Corp.:
6.75% 11/1/20 (d)	3,280,000	3,419,400
7.375% 6/15/19 (d)	3,400,000	3,612,500
8.25% 1/15/21 (d)	2,495,000	2,594,800
12.625% 1/15/21	1,315,000	1,425,131
Flextronics International Ltd. 4.625% 2/15/20 (d)	1,440,000	1,454,400
Freescale Semiconductor, Inc. 8.05% 2/1/20	2,975,000	3,131,188
IAC/InterActiveCorp 4.75% 12/15/22 (d)	1,845,000	1,803,488
NCR Corp. 4.625% 2/15/21 (d)	3,550,000	3,532,250
Nuance Communications, Inc. 5.375% 8/15/20 (d)	5,695,000	5,751,950
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)	2,625,000	2,723,438
Sanmina-SCI Corp. 7% 5/15/19 (d)	9,305,000	9,700,463
Spansion LLC 7.875% 11/15/17	5,850,000	6,127,875
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,936,450
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)	2,995,000	3,331,938
13.375% 10/15/19 (d)	1,605,000	1,813,650
		60,098,184
Telecommunications - 9.7%
Altice Financing SA 7.875% 12/15/19 (d)	3,180,000	3,466,200

	Principal Amount	Value
Altice Finco SA 9.875% 12/15/20 (d)	$ 735,000	$ 819,525
Crown Castle International Corp. 5.25% 1/15/23	5,520,000	5,616,600
Digicel Group Ltd.:
6% 4/15/21 (d)	8,440,000	8,376,700
7% 2/15/20 (d)	295,000	306,800
8.25% 9/1/17 (d)	5,395,000	5,691,725
8.25% 9/30/20 (d)	7,340,000	7,780,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	2,420,000	2,407,900
Equinix, Inc.:
4.875% 4/1/20	1,535,000	1,546,513
5.375% 4/1/23	1,235,000	1,250,438
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	3,230,000	3,407,650
7.25% 4/1/19	1,835,000	2,009,325
7.25% 10/15/20	2,900,000	3,186,375
7.5% 4/1/21	3,050,000	3,393,125
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)(f)	7,190,000	7,315,825
11.25% 2/4/17	12,970,000	13,796,838
11.5% 2/4/17 pay-in-kind (g)	14,761,864	15,677,100
MasTec, Inc. 4.875% 3/15/23	1,600,000	1,584,000
NeuStar, Inc. 4.5% 1/15/23 (d)	1,750,000	1,671,250
SBA Communications Corp. 5.625% 10/1/19 (d)	2,265,000	2,332,950
Sprint Capital Corp. 6.875% 11/15/28	1,490,000	1,523,525
Sprint Nextel Corp.:
6% 12/1/16	10,710,000	11,620,350
6% 11/15/22	5,950,000	6,113,625
7% 8/15/20	12,790,000	14,069,000
9% 11/15/18 (d)	1,505,000	1,860,556
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	5,590,000	5,841,550
TW Telecom Holdings, Inc. 5.375% 10/1/22	2,700,000	2,814,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	3,125,381	3,174,888
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20	5,975,000	6,692,000
10.125% 7/1/20	2,555,000	3,008,513
		148,355,996
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,661,638
TOTAL NONCONVERTIBLE BONDS (Cost $1,252,716,394)		1,334,680,971
Commercial Mortgage Securities - 0.0%
	Principal Amount	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g) (Cost $0)	$ 19,710	$ 13,797
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	48,889	369,112
TOTAL COMMON STOCKS (Cost $3,248,508)		1,242,487
Convertible Preferred Stocks - 0.3%

Automotive - 0.3%
General Motors Co. 4.75% (Cost $5,336,226)	111,200	4,774,928
Floating Rate Loans - 5.4%
	Principal Amount
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4.25% 4/20/17 (g)	$ 7,234,825	7,289,086
5.25% 10/18/18 (g)	4,995,000	5,082,413
Tranche B 2LN, term loan 4.25% 4/18/16 (g)	1,250,000	1,262,500
US Airways Group, Inc. term loan 2.7047% 3/23/14 (g)	10,873,599	10,860,007
		24,494,006
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (g)	2,504,664	2,341,860
Tranche C, term loan 2.1375% 12/27/15 (g)	1,857,371	1,736,642
		4,078,502
Cable TV - 0.5%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (g)	2,720,638	2,761,447

	Principal Amount	Value
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (g)	$ 2,125,000	$ 2,162,188
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (g)	2,890,000	2,933,350
		7,856,985
Electric Utilities - 0.2%
The AES Corp. Tranche B, term loan 5% 6/1/18 (g)	2,745,000	2,782,881
Energy - 0.4%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	4,710,000	4,851,300
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	1,700,993	1,747,770
		6,599,070
Food & Drug Retail - 0.1%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (g)	1,686,802	1,699,453
Insurance - 0.5%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	4,872,788	4,927,850
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	2,760,000	2,967,000
		7,894,850
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (g)	1,600,000	1,632,000
Tranche B 1LN, term loan 5.5% 11/16/19 (g)	2,985,000	3,033,656
		4,665,656
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (g)	3,010,608	3,040,714
Technology - 0.8%
First Data Corp. term loan 4.2042% 3/24/18 (g)	12,075,000	12,029,719
Telecommunications - 0.5%
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (g)	3,590,886	3,608,841
Intelsat Jackson Holdings SA term loan 3.2047% 2/1/14 (g)	830,000	827,925
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (g)	3,446,363	3,515,290
		7,952,056
TOTAL FLOATING RATE LOANS (Cost $80,804,961)		83,093,892
Preferred Securities - 0.1%
	Principal Amount	Value
Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $2,242,287)	$ 2,240,000	$ 2,267,852
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $78,964,635)	78,964,635	78,964,635
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,423,313,011)		1,505,038,562
NET OTHER ASSETS (LIABILITIES) - 1.7%		25,706,818
NET ASSETS - 100%		$ 1,530,745,380
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $488,174,278 or 31.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $369,112 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,746
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,144,040	$ 4,774,928	$ -	$ 369,112
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,334,680,971	-	1,334,680,971	-
Commercial Mortgage Securities	13,797	-	-	13,797
Floating Rate Loans	83,093,892	-	83,093,892	-
Preferred Securities	2,267,852	-	2,267,852	-
Money Market Funds	78,964,635	78,964,635	-	-
Total Investments in Securities:	$ 1,505,038,562	$ 83,739,563	$ 1,420,042,715	$ 1,256,284
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,418,880,321. Net unrealized appreciation aggregated $86,158,241, of which $90,512,920 related to appreciated investment securities and $4,354,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2013

1.799852.109

VIPOVRS-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.2%
BHP Billiton Ltd.	318,002	$ 10,846,436
Carsales.com Ltd.	218,068	2,134,192
CSL Ltd.	294,347	18,151,589
Fortescue Metals Group Ltd. (d)	258,379	1,059,905
Macquarie Group Ltd.	105,682	4,087,645
Rio Tinto Ltd. (d)	24,301	1,447,216
Westfield Group unit	1,008,657	11,394,271
TOTAL AUSTRALIA		49,121,254
Bailiwick of Jersey - 1.4%
Experian PLC	233,300	4,041,160
Glencore International PLC (d)	268,100	1,450,625
Informa PLC	903,074	7,224,506
WPP PLC	583,107	9,294,160
TOTAL BAILIWICK OF JERSEY		22,010,451
Belgium - 0.8%
Ageas	66,760	2,257,931
Anheuser-Busch InBev SA NV	33,577	3,324,892
Hamon & Compagnie International SA (d)	62,254	1,123,588
KBC Groupe SA	31,157	1,073,150
UCB SA	72,400	4,621,736
TOTAL BELGIUM		12,401,297
Bermuda - 0.9%
Clear Media Ltd.	2,035,000	1,402,535
Oriental Watch Holdings Ltd.	7,028,000	2,290,593
Signet Jewelers Ltd.	150,800	10,103,600
TOTAL BERMUDA		13,796,728
Brazil - 0.6%
Anhanguera Educacional Participacoes SA	193,100	3,121,899
Cielo SA	182,700	5,376,800
TOTAL BRAZIL		8,498,699
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	796,100	1,654,175
Mail.Ru Group Ltd.:
GDR (e)	6,600	182,820
GDR (Reg. S)	258,800	7,168,760
TOTAL BRITISH VIRGIN ISLANDS		9,005,755
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	55,161	651,604
Cayman Islands - 3.6%
Baidu.com, Inc. sponsored ADR (a)	28,700	2,516,990
Biostime International Holdings Ltd.	1,086,500	5,661,661
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,717,045
Hengdeli Holding Ltd.	20,190,000	5,644,060
Natural Beauty Bio-Technology Ltd.	6,560,000	583,107

	Shares	Value
Noah Holdings Ltd. sponsored ADR	348,200	$ 2,531,414
Shenguan Holdings Group Ltd.	2,636,000	1,368,504
SouFun Holdings Ltd. ADR (d)	525,700	13,778,597
Tencent Holdings Ltd.	563,600	17,918,916
YouKu.com, Inc. ADR (a)(d)	96,000	1,609,920
TOTAL CAYMAN ISLANDS		54,330,214
Denmark - 2.0%
Danske Bank A/S (a)	96,100	1,718,314
Novo Nordisk A/S:
Series B	16,125	2,619,855
Series B sponsored ADR	164,000	26,486,000
TOTAL DENMARK		30,824,169
France - 11.7%
Alstom SA	107,307	4,367,259
Atos Origin SA	73,473	5,056,597
AXA SA	95,620	1,643,670
AXA SA sponsored ADR	158,600	2,735,850
Beneteau SA (a)(d)	196,900	1,998,978
BNP Paribas SA	148,203	7,606,560
Bollore	6,400	2,461,152
Club Mediterranee SA (a)	85,000	1,469,833
Danone SA	290,012	20,178,692
Edenred SA	116,400	3,809,263
Essilor International SA	38,339	4,263,315
Gameloft Se (a)	537,900	3,516,486
Iliad SA	28,200	5,998,789
Ipsos SA	149,292	5,224,400
Lafarge SA (Bearer)	38,200	2,537,943
LVMH Moet Hennessy - Louis Vuitton SA	92,183	15,822,264
Pernod Ricard SA	132,900	16,560,488
PPR SA	46,900	10,304,356
Safran SA	118,400	5,280,873
Sanofi SA	139,290	14,153,570
Sanofi SA sponsored ADR	543,300	27,751,764
Societe Generale Series A	84,943	2,790,702
Total SA	257,800	12,344,368
TOTAL FRANCE		177,877,172
Germany - 5.5%
adidas AG	75,900	7,874,848
Allianz AG	74,132	10,068,016
Bayer AG	115,478	11,911,610
Commerzbank AG (a)(d)	555,200	814,877
Deutsche Bank AG	58,446	2,278,662
Deutsche Boerse AG	156,320	9,466,896
GSW Immobilien AG	59,000	2,333,916
Linde AG	51,987	9,666,065
Muenchener Rueckversicherungs AG	23,549	4,404,179
SAP AG	209,317	16,769,562
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG sponsored ADR (d)	84,700	$ 6,821,738
Tom Tailor Holding AG (d)	45,300	1,019,671
TOTAL GERMANY		83,430,040
Hong Kong - 1.1%
AIA Group Ltd.	2,299,400	10,071,381
Television Broadcasts Ltd.	869,000	6,582,528
TOTAL HONG KONG		16,653,909
Ireland - 3.2%
C&C Group PLC	1,041,700	6,780,669
CRH PLC	538,542	11,887,484
Glanbia PLC	451,000	5,353,917
Kingspan Group PLC (United Kingdom)	719,800	8,745,120
Paddy Power PLC (Ireland)	170,000	15,341,181
TOTAL IRELAND		48,108,371
Isle of Man - 0.3%
Playtech Ltd.	436,355	4,190,284
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	3,245,884
Italy - 1.4%
Assicurazioni Generali SpA	158,500	2,466,523
Brunello Cucinelli SpA	11,600	244,157
ENI SpA	200,700	4,509,896
ENI SpA sponsored ADR (d)	67,900	3,048,031
Moleskine SpA	517,200	1,524,837
Tod's SpA (d)	67,189	9,620,299
TOTAL ITALY		21,413,743
Japan - 15.3%
Cosmos Pharmaceutical Corp.	138,200	17,969,595
Denso Corp.	87,400	3,699,888
East Japan Railway Co.	43,300	3,551,027
Hitachi Ltd.	2,313,000	13,342,103
Honda Motor Co. Ltd.	297,600	11,238,836
Japan Retail Fund Investment Corp.	2,795	6,894,342
Japan Tobacco, Inc.	147,900	4,713,443
Keyence Corp.	39,220	11,928,278
Komatsu Ltd.	239,400	5,719,557
Mitsubishi Corp.	357,000	6,610,197
Mitsubishi Electric Corp.	451,000	3,626,780
Mitsubishi UFJ Financial Group, Inc. (d)	3,068,700	18,190,199
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	2,935,200
Nomura Holdings, Inc.	505,000	3,095,395
ORIX Corp.	875,700	11,079,392
Rakuten, Inc.	2,252,600	22,900,493
Ship Healthcare Holdings, Inc.	97,600	3,395,549
SMC Corp.	21,000	4,055,664
Softbank Corp.	486,900	22,448,034
Sumitomo Mitsui Financial Group, Inc.	324,200	13,001,061

	Shares	Value
Suzuki Motor Corp.	114,200	$ 2,560,962
Tokio Marine Holdings, Inc.	136,600	3,845,434
Toshiba Corp.	672,000	3,369,458
Toyota Motor Corp.	314,000	16,211,184
Toyota Motor Corp. sponsored ADR	36,200	3,715,568
Unicharm Corp.	77,800	4,603,452
Yahoo! Japan Corp.	18,401	8,464,048
TOTAL JAPAN		233,165,139
Korea (South) - 0.9%
Hotel Shilla Co.	70,390	3,481,827
Samsung Electronics Co. Ltd.	7,585	10,416,653
TOTAL KOREA (SOUTH)		13,898,480
Luxembourg - 0.2%
L'Occitane Ltd.	1,209,500	3,677,168
Netherlands - 1.7%
AEGON NV	259,400	1,559,813
ASML Holding NV	34,111	2,319,889
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	3,961,059
Koninklijke Philips Electronics NV	304,416	9,008,128
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	197,600	5,839,080
Yandex NV (a)	124,400	2,876,128
TOTAL NETHERLANDS		25,564,097
Nigeria - 0.3%
Guinness Nigeria PLC	941,861	1,574,224
Nigerian Breweries PLC	2,274,042	2,340,736
TOTAL NIGERIA		3,914,960
Norway - 1.6%
DnB ASA	447,800	6,566,634
Schibsted ASA (B Shares)	333,600	14,850,148
StatoilHydro ASA	14,100	340,867
StatoilHydro ASA sponsored ADR	103,300	2,543,246
TOTAL NORWAY		24,300,895
Philippines - 0.3%
Alliance Global Group, Inc.	8,954,300	4,640,614
South Africa - 0.2%
City Lodge Hotels Ltd.	73,400	917,969
Life Healthcare Group Holdings Ltd.	743,700	2,798,388
TOTAL SOUTH AFRICA		3,716,357
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA	574,666	4,981,867
Banco Santander SA (Spain)	311,201	2,091,102
Grifols SA ADR	189,000	5,482,890
TOTAL SPAIN		12,555,859
Sweden - 1.3%
Nordea Bank AB	417,800	4,731,590
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Cellulosa AB (SCA) (B Shares)	518,300	$ 13,362,040
Swedbank AB (A Shares)	102,432	2,329,518
TOTAL SWEDEN		20,423,148
Switzerland - 8.9%
Adecco SA (Reg.)	151,661	8,307,566
Compagnie Financiere Richemont SA Series A	144,286	11,323,404
Credit Suisse Group	71,082	1,865,219
Credit Suisse Group sponsored ADR (d)	95,368	2,498,642
Nestle SA	640,486	46,317,665
Roche Holding AG (participation certificate)	23,150	5,389,392
Sika AG (Bearer)	2,710	6,583,019
Swatch Group AG (Bearer)	26,780	15,572,064
Swiss Re Ltd.	46,826	3,808,035
Syngenta AG (Switzerland)	38,450	16,039,397
UBS AG	591,162	9,060,789
UBS AG (NY Shares)	72,300	1,112,697
Zurich Insurance Group AG	25,658	7,140,887
TOTAL SWITZERLAND		135,018,776
Taiwan - 0.4%
MediaTek, Inc.	323,000	3,697,977
Wowprime Corp.	143,000	2,029,727
TOTAL TAIWAN		5,727,704
Thailand - 0.4%
Thai Beverage PCL	12,231,000	6,015,165
United Kingdom - 23.7%
Aberdeen Asset Management PLC	840,800	5,483,260
Aggreko PLC	106,300	2,878,242
Anglo American PLC ADR	96,800	1,245,816
ASOS PLC (a)	210,800	10,720,443
Aviva PLC	431,600	1,942,464
Barclays PLC	2,050,253	9,070,070
Barclays PLC sponsored ADR (d)	159,400	2,830,944
BG Group PLC	630,038	10,808,044
BHP Billiton PLC	545,809	15,881,660
BP PLC	1,187,793	8,300,239
Brammer PLC	1,113,400	6,280,643
British Land Co. PLC	715,689	5,910,311
Burberry Group PLC	356,200	7,192,921
Centrica PLC	1,308,700	7,311,730
Dechra Pharmaceuticals PLC	159,300	1,814,153
Diageo PLC	758,897	23,926,950
Dunelm Group PLC	464,300	5,894,291
Hays PLC	5,189,700	7,605,555
HSBC Holdings PLC:
(United Kingdom)	921,022	9,831,114

	Shares	Value
sponsored ADR	364,070	$ 19,419,494
Johnson Matthey PLC	176,298	6,161,148
Legal & General Group PLC	928,778	2,437,197
Lloyds Banking Group PLC (a)	9,283,044	6,867,783
Michael Page International PLC	1,059,900	6,792,942
Prudential PLC	294,702	4,768,910
Reckitt Benckiser Group PLC	254,400	18,237,338
Rio Tinto PLC	176,515	8,274,146
Rio Tinto PLC sponsored ADR (d)	73,600	3,465,088
Rolls-Royce Group PLC	322,708	5,540,827
Royal Bank of Scotland Group PLC (a)	255,480	1,069,461
Royal Dutch Shell PLC:
Class A (United Kingdom)	506,041	16,369,966
Class B (United Kingdom)	380,537	12,633,822
SABMiller PLC	480,500	25,290,516
Scottish & Southern Energy PLC	255,600	5,763,432
Standard Chartered PLC (United Kingdom)	349,151	9,037,365
Sthree PLC	229,400	1,208,638
Tesco PLC	1,595,900	9,252,169
Travis Perkins PLC	632,300	13,969,279
Vodafone Group PLC	6,408,498	18,169,974
Vodafone Group PLC sponsored ADR	104,500	2,968,845
William Hill PLC	2,063,000	11,594,979
William Hill PLC rights 4/4/13 (a)	458,444	863,763
Xstrata PLC	408,700	6,632,272
TOTAL UNITED KINGDOM		361,718,204
United States of America - 5.6%
Coach, Inc.	110,300	5,513,897
Deckers Outdoor Corp. (a)(d)	136,000	7,573,840
Dunkin' Brands Group, Inc.	136,400	5,030,432
GNC Holdings, Inc.	103,200	4,053,696
Google, Inc. Class A (a)	21,900	17,389,257
Life Technologies Corp. (a)	45,700	2,953,591
MercadoLibre, Inc. (d)	52,800	5,098,368
Monsanto Co.	42,200	4,457,586
priceline.com, Inc. (a)	8,700	5,984,991
Republic Services, Inc.	145,100	4,788,300
Tiffany & Co., Inc. (d)	111,600	7,760,664
Visa, Inc. Class A	86,700	14,725,128
TOTAL UNITED STATES OF AMERICA		85,329,750
TOTAL COMMON STOCKS (Cost $1,261,848,281)		1,495,225,890
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Germany - 1.7%
ProSiebenSat.1 Media AG	96,900	$ 3,459,284
Sartorius AG (non-vtg.)	39,500	4,227,862
Volkswagen AG	88,447	17,573,247
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,617,224)		25,260,393
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.15% (b)	10,525,588	10,525,588
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	58,856,650	58,856,650
TOTAL MONEY MARKET FUNDS (Cost $69,382,238)		69,382,238
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,346,847,743)		1,589,868,521
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(65,277,180)
NET ASSETS - 100%		$ 1,524,591,341
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,820 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930
Fidelity Securities Lending Cash Central Fund	133,299
Total	$ 136,229
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 320,631,158	$ 309,392,322	$ 11,238,836	$ -
Consumer Staples	236,661,107	236,661,107	-	-
Energy	70,898,479	70,898,479	-	-
Financials	269,161,205	269,161,205	-	-
Health Care	136,021,264	136,021,264	-	-
Industrials	130,251,454	130,251,454	-	-
Information Technology	180,668,949	180,668,949	-	-
Materials	113,531,863	112,007,026	1,524,837	-
Telecommunication Services	49,585,642	49,585,642	-	-
Utilities	13,075,162	13,075,162	-	-
Money Market Funds	69,382,238	69,382,238	-	-
Total Investments in Securities:	$ 1,589,868,521	$ 1,577,104,848	$ 12,763,673	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,132,389,966
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,359,335,603. Net unrealized appreciation aggregated $230,532,918, of which $344,582,040 related to appreciated investment securities and $114,049,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2013

1.799871.109

VIPVAL-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 1.1%
Delphi Automotive PLC	22,400	$ 994,560
Tenneco, Inc. (a)	21,400	841,234
		1,835,794
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	28,100	1,057,965
Household Durables - 0.4%
Harman International Industries, Inc.	17,200	767,636
Media - 3.2%
CBS Corp. Class B	14,600	681,674
Comcast Corp. Class A	33,700	1,415,737
News Corp. Class A	49,000	1,495,480
Time Warner, Inc.	31,400	1,809,268
		5,402,159
Multiline Retail - 1.6%
Kohl's Corp.	17,600	811,888
Target Corp.	26,500	1,813,925
		2,625,813
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	7,200	595,080
Ascena Retail Group, Inc. (a)	83,600	1,550,780
Bed Bath & Beyond, Inc. (a)	13,400	863,228
		3,009,088
TOTAL CONSUMER DISCRETIONARY		14,698,455
CONSUMER STAPLES - 8.8%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	14,631	1,448,804
Monster Beverage Corp. (a)	17,300	825,902
		2,274,706
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	24,300	1,336,257
Food Products - 2.5%
Bunge Ltd.	11,200	826,896
Danone SA	29,500	2,052,575
Ingredion, Inc.	18,200	1,316,224
		4,195,695
Household Products - 3.4%
Procter & Gamble Co.	33,200	2,558,392
Reckitt Benckiser Group PLC	43,114	3,090,741
		5,649,133
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	12,500	1,338,125
TOTAL CONSUMER STAPLES		14,793,916

	Shares	Value
ENERGY - 14.0%
Energy Equipment & Services - 2.1%
Halliburton Co.	45,900	$ 1,854,819
National Oilwell Varco, Inc.	24,200	1,712,150
		3,566,969
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	23,900	2,090,055
Chevron Corp.	14,900	1,770,418
Energen Corp.	36,200	1,882,762
Exxon Mobil Corp.	58,800	5,298,469
Marathon Petroleum Corp.	26,100	2,338,560
Murphy Oil Corp.	16,100	1,026,053
Occidental Petroleum Corp.	47,098	3,691,070
The Williams Companies, Inc.	52,200	1,955,412
		20,052,799
TOTAL ENERGY		23,619,768
FINANCIALS - 25.8%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	21,500	1,583,475
State Street Corp.	27,600	1,630,884
UBS AG	79,432	1,217,461
		4,431,820
Commercial Banks - 4.6%
CIT Group, Inc. (a)	20,070	872,644
U.S. Bancorp	70,334	2,386,433
Wells Fargo & Co.	120,326	4,450,859
		7,709,936
Consumer Finance - 0.8%
Capital One Financial Corp.	25,300	1,390,235
Diversified Financial Services - 6.2%
Citigroup, Inc.	115,147	5,094,103
JPMorgan Chase & Co.	90,119	4,277,048
Moody's Corp.	20,700	1,103,724
		10,474,875
Insurance - 8.2%
AFLAC, Inc.	33,440	1,739,549
Aon PLC	19,300	1,186,950
Berkshire Hathaway, Inc. Class B (a)	42,100	4,386,820
MetLife, Inc.	31,000	1,178,620
Prudential Financial, Inc.	21,600	1,274,184
The Travelers Companies, Inc.	26,400	2,222,616
Validus Holdings Ltd.	47,357	1,769,731
		13,758,470
Real Estate Investment Trusts - 3.4%
American Tower Corp.	17,200	1,323,024
Equity Lifestyle Properties, Inc.	14,300	1,098,240
Prologis, Inc.	28,287	1,130,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	10,900	$ 938,599
Ventas, Inc.	17,600	1,288,320
		5,779,097
TOTAL FINANCIALS		43,544,433
HEALTH CARE - 10.2%
Biotechnology - 0.4%
Amgen, Inc.	6,200	635,562
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	13,200	958,848
Zimmer Holdings, Inc.	16,857	1,267,984
		2,226,832
Health Care Providers & Services - 2.1%
CIGNA Corp.	21,000	1,309,770
McKesson Corp.	20,539	2,217,390
		3,527,160
Pharmaceuticals - 6.4%
GlaxoSmithKline PLC sponsored ADR	36,200	1,698,142
Johnson & Johnson	28,400	2,315,452
Merck & Co., Inc.	81,370	3,598,995
Sanofi SA sponsored ADR	61,900	3,161,852
		10,774,441
TOTAL HEALTH CARE		17,163,995
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.6%
General Dynamics Corp.	12,300	867,273
United Technologies Corp.	19,268	1,800,209
		2,667,482
Building Products - 0.4%
Owens Corning (a)	16,175	637,780
Construction & Engineering - 0.7%
URS Corp.	26,200	1,242,142
Electrical Equipment - 1.3%
Eaton Corp. PLC	25,900	1,586,375
Regal-Beloit Corp.	7,800	636,168
		2,222,543
Industrial Conglomerates - 3.7%
3M Co.	12,600	1,339,506
General Electric Co.	214,548	4,960,350
		6,299,856
Machinery - 3.2%
Cummins, Inc.	11,471	1,328,457
Illinois Tool Works, Inc.	16,100	981,134

	Shares	Value
Ingersoll-Rand PLC	29,300	$ 1,611,793
Stanley Black & Decker, Inc.	17,700	1,433,169
		5,354,553
TOTAL INDUSTRIALS		18,424,356
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	110,100	2,302,191
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	27,900	1,133,298
TE Connectivity Ltd.	26,200	1,098,566
		2,231,864
IT Services - 2.9%
Accenture PLC Class A	11,500	873,655
Amdocs Ltd.	24,200	877,250
Fidelity National Information Services, Inc.	59,600	2,361,352
Global Payments, Inc.	16,300	809,458
		4,921,715
Office Electronics - 0.6%
Xerox Corp.	108,100	929,660
Software - 2.4%
Autodesk, Inc. (a)	21,600	890,784
Electronic Arts, Inc. (a)	54,800	969,960
Microsoft Corp.	40,476	1,158,018
Oracle Corp.	30,900	999,306
		4,018,068
TOTAL INFORMATION TECHNOLOGY		14,403,498
MATERIALS - 4.4%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	17,900	1,559,448
Eastman Chemical Co.	13,100	915,297
LyondellBasell Industries NV Class A	32,300	2,044,267
		4,519,012
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	20,900	1,939,311
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	14,100	1,003,497
TOTAL MATERIALS		7,461,820
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	37,000	1,051,170
UTILITIES - 6.6%
Electric Utilities - 3.3%
Edison International	37,707	1,897,416
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	20,700	$ 1,847,682
Northeast Utilities	43,700	1,899,202
		5,644,300
Multi-Utilities - 3.3%
CMS Energy Corp.	67,500	1,885,950
NiSource, Inc.	48,400	1,420,056
Sempra Energy	28,100	2,246,314
		5,552,320
TOTAL UTILITIES		11,196,620
TOTAL COMMON STOCKS (Cost $139,823,658)		166,358,031
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $2,205,881)	2,205,881	$ 2,205,881
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $142,029,539)		168,563,912
NET OTHER ASSETS (LIABILITIES) - 0.1%		123,755
NET ASSETS - 100%		$ 168,687,667
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 939
Fidelity Securities Lending Cash Central Fund	474
Total	$ 1,413
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,203,647
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $142,469,151. Net unrealized appreciation aggregated $26,094,761, of which $27,596,587 related to appreciated investment securities and $1,501,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013